Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Sep. 30, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value
Cash and cash equivalents	62,271,071		$ 76,506,447	$ 39,640,701	$ 39,989,781
Customers	130,514,339		101,259,081
Sundry debtors	30,129,263		37,034,460
Investments in joint ventures and associates	2,107,628		2,254,952
Mexican Government Bonds	106,303,973		109,124,514
Other assets	34,472,982		40,787,153
Suppliers	(262,654,610)		(264,056,358)
Accounts, accrued expenses payable and advance payments from customers (ii)	(70,462,522)		(32,015,808)
Debt	(1,708,838,766)	$ (1,984,689)	(2,211,701,630)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,499,136		12,473,967
Equity instruments(i)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	533,658		448,949
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(39,711,214)		(13,636,086)
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	11,032,794		12,922,916
Cash and cash equivalents	62,271,071		76,506,447
Customers	130,514,339		101,259,081
Officials and employees	4,343,719		3,752,692
Sundry debtors	30,129,263		37,034,460
Investments in joint ventures and associates	2,107,628		2,254,952
Notes receivable	1,414,291		1,646,290
Mexican Government Bonds	111,722,004		110,855,356
Other assets	7,210,679		4,537,481
Financial assets not measured at fair value	349,712,994		337,846,759
Financial liabilities measured at fair value	(39,711,214)		(13,636,086)
Suppliers	(262,654,610)		(264,056,358)
Accounts, accrued expenses payable and advance payments from customers (ii)	(70,462,522)		(32,015,808)
Leases	(55,011,280)		(59,351,648)
Debt	(2,132,813,387)		(2,249,695,894)
Total	(2,520,941,799)		(2,605,119,708)
Carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,499,136		12,473,967
Financial liabilities measured at fair value	(39,711,214)		(13,636,086)
Carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	533,658		448,949
Carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	62,271,071		76,506,447
Customers	130,514,339		101,259,081
Officials and employees	4,343,719		3,752,692
Sundry debtors	30,129,263		37,034,460
Investments in joint ventures and associates	2,107,628		2,254,952
Notes receivable	1,414,291		1,646,290
Mexican Government Bonds	111,722,004		110,855,356
Other assets	7,210,679		4,537,481
Financial assets not measured at fair value	349,712,994		337,846,759
Carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,499,136		12,473,967
Carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,499,136		12,473,967
Carrying amount | Equity instruments(i)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	533,658		448,949
Carrying amount | Equity instruments(i) | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	533,658		448,949
Carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(262,654,610)		(264,056,358)
Accounts, accrued expenses payable and advance payments from customers (ii)	(70,462,522)		(32,015,808)
Leases	(55,011,280)		(59,351,648)
Debt	(2,132,813,387)		(2,249,695,894)
Total	(2,520,941,799)		(2,605,119,708)
Carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(39,711,214)		(13,636,086)
Carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(39,711,214)		(13,636,086)
Level 1
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	106,303,973		109,124,514
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value
Debt	(1,708,838,766)		(2,211,701,630)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	10,499,136		12,473,967
Level 2 | Equity instruments(i)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	533,658		448,949
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	$ (39,711,214)		$ (13,636,086)